Revenues from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table represents a disaggregation of revenue earned from contracts with customers during the three and six months ended June 30, 2018 and 2017 (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
LNG revenues	$1,121	$493	$2,117	$978
LNG revenues—affiliate	178	422	681	753
Regasification revenues	65	65	130	130
Other revenues	9	2	19	4
Other revenues—affiliate	—	—	—	1
Total revenues from customers	1,373	982	2,947	1,866
Revenues from derivative instruments (1)	34	10	53	17
Total revenues	$1,407	$992	$3,000	$1,883

(1)	Includes the realized value associated with a portion of derivative instruments that settle through physical delivery.

Contract Balances Reconciliation
The following table reflects the changes in our contract liabilities, which we classify as “Deferred revenue” on our Consolidated Balance Sheets (in millions):

Six Months Ended June 30, 2018
Deferred revenues, beginning of period	$111
Cash received but not yet recognized	98
Revenue recognized from prior period deferral	(111)
Deferred revenues, end of period	$98

Transaction Price Allocated to Future Performance Obligations
The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of June 30, 2018:

	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$54.7	9.9
Regasification revenues	2.8	5.4
Total revenues	$57.5

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.